ACCOUNTING PRINCIPLES AND POLICIES - Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 76,615	€ 70,809	€ 52,435
Patents and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0
Patents and licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	6 years
Patents and licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Capitalised development expenditure, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Re-acquired commercial rights, RUCONEST for HAE US
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Remaining amortisation period of intangible assets	16 years
Re-acquired commercial rights, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	12 years
Remaining amortisation period of intangible assets	11 years
Development costs, software expenses
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Remaining amortisation period of intangible assets	8 years